Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	$ 21,254	$ 11,626	$ 14,935
Other comprehensive loss Foreign currency translation adjustment	(8,854)	(8,118)	264
Total comprehensive income	15,910	7,980	14,986
Parent Company
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	21,254	11,626	14,935
Other comprehensive loss Foreign currency translation adjustment	(6,719)	(6,245)	(122)
Total comprehensive income	$ 14,535	$ 5,381	$ 14,813